UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
December 31, 2004

Check here if Amendment []; Amendment Number:

This Amendment (check one only):	[] is a restatement,
[] adds new holding entries

Institutional Investment Manager filing this report:

Name:				GMT Capital Corp
Address:				2100 RiverEdge Parkway, #840
						Atlanta, GA 30328

Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	February 15, 2005
			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total:	$686,982

List of other Included Managers: 		None


GMT Capital
13F Information Table
December 31, 2004

													Investment	Other		Voting Authority:
Name of Issurer			Class		Cusip		Value		Quantity	Discretion  Managers    Sole/Shared/None
